Convertible preferred shares	12 Months Ended
Dec. 31, 2011
Convertible preferred shares [Abstract]
Convertible preferred shares
16.	Convertible Preferred Shares

Convertible Preferred Shares and Warrants
In June 2011, the Company issued 360,589,053 non-redeemable convertible preferred shares (the “Preferred Shares”) and a warrant (the “CIC Warrant”) to subscribe for up to 72,117,810 Preferred Shares, to Country Hill Limited, a wholly-owned subsidiary of China Investment Corporation (“CIC”), for an aggregate proceeds of approximately US$249 million, net of issuance cost of US$0.6 million which was deducted from the carrying value of the Preferred Shares.

In September 2011, the Company issued 84,956,858 Preferred Shares and a Warrant (the “Datang Warrant” and, together with the CIC Warrant, the “Warrant”) to subscribe for up to 16,991,371 Preferred Shares, to Datang Holdings (Hong Kong) Investment Company Limited (“Datang”), for aggregate proceeds of approximately US$58.9 million.

The par value and the issue price of the Preferred Shares are US$0.0004 and HK$5.39 (USD:HKD = 1:7.7943) per share, respectively. The exercise price of the Warrants is HK$5.39.

The Company allocated total proceeds between the Preferred Shares and Warrant based on relative fair value on the issuance day and recorded $292,634,466 and $15,484,818 to additional paid in capital for Preferred Shares and Warrant respectively. The fair value of the Warrants is determined by applying the Black-Scholes option pricing model, with the following assumptions used:

Expected volatility (%)	51.65%~53.67%
Risk-free interest rate (per annum) (%)	0.09%~0.18%
Expected dividend yield (%)	Nil
Expected term (years)	1 year

The Company assessed beneficial conversion feature (“BCF”) attributable to the Preferred shares and Warrants at each commitment date. The Company recognized $64,970,095 as deemed dividend in the consolidated statements of comprehensive income, in relation to the Preferred Shares and Warrants issued to CIC, associate with the BCF as of the commitment date. The Company determined that there was no BCF attributable to the Preferred Shares and Warrants issued in September 2011 as the effective conversion prices were greater than the fair value of the ordinary shares on the commitment date.

Voting
The Preferred Shares will entitle the holders thereof to receive notice of, attend and vote at any meeting of shareholders of the Company. Each Preferred Share will confer on its holder such number of voting rights as if the Preferred Share had been converted into ordinary shares.

Dividend entitlements
The Preferred Shares will rank pari passu in respect of entitlement to dividends and other income distribution as ordinary shares.

Ranking
The Preferred Shares will, upon issue, rank (a) pari passu with the claims of holders of (i) any class of preferred share capital of the Company and (ii) other obligations of the Company which rank pari passu with the Preferred Shares or such preferred shares and (b) in priority (including with respect to distribution of proceeds upon any liquidation event up to the amount paid up) to any payment to the holders of ordinary shares of the Company and other obligations of the Company, incurred directly or indirectly by it, which rank, or are expressed to rank, pari passu with the claims of the ordinary shares.

Liquidation preference
On a liquidation or similar dissolution events, the assets of the Company available for distribution among the members will be applied first in paying an amount equal to the amount paid up or credited as paid on such shares to the holders of the Preferred Shares and holders of other preference shares of the Company in priority to those of holders of ordinary shares.

Conversion Rights
The holders of the Preferred Shares will have the right at any time to convert their Preferred Shares into fully paid ordinary shares and the Preferred Shares will be mandatorily converted into ordinary shares at the then applicable conversion rate on June 4, 2012.

The initial conversion rate will be ten ordinary shares per Preferred Share, and is subject to adjustment upon the occurrence of certain prescribed events such as capitalisation of profits or reserves, consolidations, sub-divisions and re-classifications of shares, capital distributions, issue of shares or other securities, and the issue of a new class of shares carrying voting rights.